WARRANT LIABILITY	3 Months Ended
Mar. 31, 2026
Warrant Liability
WARRANT LIABILITY

NOTE 5 – WARRANT LIABILITY

Certain warrants were issued on November 2, 2022 and January 4, 2024, with an exercise price denominated in US Dollars rather than the functional currency of the Company – New Israeli Shekels (NIS). During the three months ended March 31, 2026, the balance of these warrants was exercised (see note 6(c)) and as such, as of March 31, 2026, there are no outstanding warrants accounted for as a liability.

A contract that will be settled by the exchange of a fixed number of the Company’s own equity instruments for a fixed amount of cash qualifies as an equity instrument. This is commonly referred to as the “fixed-for-fixed” criterion.

Because the exercise price of the warrants is denominated in a currency different from the Company’s functional currency, the amount of functional currency cash to be received upon exercise varies as a result of changes in foreign exchange rates. Accordingly, the warrants do not meet the fixed-for-fixed criterion and are classified as derivative financial liabilities.

The warrants are initially recognized at fair value and subsequently remeasured at fair value at each reporting date. Changes in fair value are recognized in profit or loss within gain on revaluation of warrant liabilities.

The fair value of the warrants is determined by using an option pricing model that incorporates assumptions including share price, exercise price, expected volatility, expected life, risk-free interest rate and foreign exchange rates.

The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 93%-110% using the historical prices of the Company, risk-free interest rate of 3.62%-4.45%, expected life of 2.00 years and exercise price of CAD$3.90-CAD$7.475.

Balance at December 31, 2024	$7,743
Expiration of warrants	(816)
Warrant exercise	(5,592)
Revaluation at December 31, 2025	2,218
Effect of changes in foreign exchange rates	(2,977)
Balance at December 31, 2025	$576
Warrant exercise	(576)
Revaluation at March 31, 2026	-
Balance at March 31, 2026	$-

Level 3 for the period ended on March 31, 2026:

For the three months ended March 31, 2026, the Company recorded a gain on revaluation of warrant liabilities in the amount of $Nil (for the three months ended March 31, 2025 - $400).

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE MONTHS ENDED MARCH 31, 2026

(Unaudited)

(Expressed in thousands of US Dollars, except per share data)